SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS (Tables)	9 Months Ended
Dec. 31, 2024
Senior Convertible Preferred Shares And Warrants
SCHEDULE OF MOVEMENTS OF MEZZANINE EQUITY RELATED TO SENIOR CONVERTIBLE PREFERRED SHARES

The movements of mezzanine equity related to senior convertible preferred shares during the fiscal year ended March 31, 2023 and 2024 were as follows:

Preferred shares
RMB

Beginning balance as of March 31, 2023	695,647
Issuance of senior convertible preferred shares	163,072
Settlement of subscription receivable from preferred shareholders	442,195
Conversion to Class A ordinary shares	(1,300,914)
Ending balance as of March 31, 2024 and December 31, 2024	-

SCHEDULE OF ROLL FORWARD OF LEVEL 3 INVESTMENT WARRANT LIABILITIES

The roll forward of Level 3 financial instruments, including both warrant liabilities and forward contracts, during the fiscal year ended March 31, 2023, 2024 and the nine months ended December 31, 2024 was as follows:

Warrant liabilities
RMB

Fair value of Level 3 financial instruments as of March 31, 2023	8
The change in fair value of financial instruments	11,776
Settlement of warrants	(12,617)
Foreign currency translation	833
Fair value of Level 3 financial instruments as of March 31, 2024 and December 31, 2024	-

SCHEDULE OF COMPOSITION OF FAIR VALUE IMPACT OF ISSUANCE OF SENIOR CONVERTIBLE PREFERRED SHARES

The composition of the fair value impact of the issuance of senior convertible preferred shares during the fiscal years ended March 31, 2023, 2024 and the nine months ended December 31, 2024 was as follows:

	For the fiscal year ended March 31,		For the nine months ended December 31,
	2023	2024	2024
	RMB	RMB	RMB

Fair value impact of the warrants	204,687	(11,776)	-
Fair value impact of the forward contracts	38,046	-	-
	242,733	(11,776)	-

SCHEDULE OF ESTIMATED FAIR VALUE USING THE BLACK-SCHOLES OPTION PRICING MODEL

For the warrants, with the assistance from an independent valuation firm, the Company estimated its fair value using the Black-Scholes option pricing model using the following main assumptions:

	For the fiscal year ended March 31,
	2023	2024

Risk-free interest rate	2.53%~4.74%	5.43%~5.55%
Expected volatility	45.91%~49.01%	37.35%~40.84%
Dividend yield	0%	0%
Expected term (in years)	0.28~1.03	0.25~0.28
Fair value of underlying senior convertible preferred share	US$0.07~US$0.20	US$0.05~US$0.06

SCHEDULE OF VALUATION ASSUMPTIONS
For the fiscal year ended March 31,
2024

Risk-free interest rate	4.30%~4.72
Expected volatility	49.72%-53.69%
Dividend yield	0%
Expected term (in years)	3.5-3.9